(ICON)
Prudential
Intermediate
Global
Income
Fund, Inc.

SEMI
ANNUAL
REPORT

June 30, 1998
(LOGO)

Prudential Intermediate Global Income Fund, Inc.

Performance At A Glance.
Rapidly deteriorating economic conditions in Asia during the past six months increased investor appetite for better quality debt securities such as government bonds of the U.S., the U.K. and Germany. Your Prudential
Intermediate Global Income Fund surpassed the return on the average comparable fund because we emphasized these "safe haven" investments and maintained a below average exposure to riskier emerging markets bonds.

Cumulative Total Returns1
As of 6/30/98

                           Six           One
Five         Ten         Since
                          Months         Year
Years       Years      Inception2
Class A                   4.12%          6.93%
45.64%     118.19%       118.43%
Class B                   3.83           6.17
41.03        N/A          61.13
Class C                   3.83           6.17
N/A         N/A          43.00
Class Z                   4.20           7.09
N/A         N/A          14.63
Lipper Global
Income Fund Avg.3         2.09           4.67
33.62      108.50          ***

Average Annual Total Returns1
As of 6/30/98
                             Six           One
Five          Since
                            Months         Year
Years       Inception2
Class A                      3.72%         7.16%
7.79%          7.72%
Class B                      3.17          7.12
N/A           7.67
Class C                      5.17           N/A
N/A           9.57
Class Z                      7.09           N/A
N/A           7.95

Distributions & Yields
As of 6/30/98

                                 Total Dividends
30-Day
                                Paid for Six Mos.
SEC Yield
Class A                              $0.26
5.57%
Class B                              $0.23
5.15
Class C                              $0.23
5.15
Class Z                              $0.26
5.90

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Investments Fund Management and Lipper Analytical Services.
The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges.
The Fund charges a maximum front-end sales load of 3% for Class A shares and a declining contingent deferred sales charge (CDSC) of 3%, 2%, 1% and 1% for four years for Class B shares. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately five years after purchase. Class C shares have a 1% CDSC for one year. Class Z shares are not subject to a sales charge or distribution fee.

2Inception dates: Class A, 5/26/88; Class B,
1/15/92; Class C, 8/1/94; and
Class Z, 9/16/96.

3Lipper average returns are for all funds in each share class for the six-month, one-, five-, and ten-year periods.

***Lipper Since Inception returns are 106.20% for
Class A; 49.40% for Class B;
35.67% for Class C; and 11.72% for Class Z based on all funds in each share class.

How Investments Compared.
     (As of 6/30/98)
        (CHART)

  U.S.   General     General      U.S.
Growth    Bond      Muni Debt   Taxable
Funds    Funds        Funds   Money Funds

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide
12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal.
Investors have received higher
historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Gabriel Irwin and Simon Wells, Fund Managers
(PHOTOS)

Portfolio
Managers' Report
Your Fund seeks total return, which is current income plus any capital appreciation. The Fund invests primarily in intermediate-term, investment grade debt securities issued throughout the world.
The Fund may also invest up
to 10% of its total assets in bonds rated below investment grade with a minimum rating of "B" by Standard & Poor's or Moody's or of comparable quality in our view. Lower rated securities carry a greater risk of loss of principal and interest than higher-rated securities. There are special risks associated with foreign investing, including social, political and currency risks as well as potential illiquidity. There can be no assurance that the Fund will achieve its investment objective.

U.S. Dollar Soars.
The U.S. dollar soared briefly to an eight-year high against the Japanese yen in June as investors worried about the slumping
Japanese economy and its
ailing banking system. The Fund's exposure to the U.S. dollar as of June 30, 1998 stood at 68.5%.

Strategy Session.
--------------------------------------------------
-----------------------------
Bondholders Eye Asian Crisis.
Global bond investors continued to focus on economic developments in Asia over the past six months. Despite soaring corporate bankruptcies, tumbling local currencies and banks burdened by bad loans, some investors initially anticipated an early resolution to the Asian economic crisis. Indeed market sentiment was so upbeat that investors eagerly purchased $4.0 billion of bonds sold in early April by the financially strapped
Republic of South Korea.

As the spring continued, however, market sentiment shifted. The Japanese economy sank into recession, casting doubt on regional prospects for recovery.
Some investors feared a domino effect that could spread into Latin America.
Under this scenario, a slumping Japanese yen might cause devaluations in the
Hong Kong dollar and Chinese yuan that would then pressure the Brazilian currency. While this did not happen, investors still shifted assets away from
Asia and other emerging market debt securities.
Russian financial markets also
sold off as investors feared that country's currency might be devalued. Shortly after the reporting period, the Russian government announced it would allow the ruble to fall this year and presented a plan to restructure repayment of short-term, ruble-denominated government debt securities.

Across the ocean, the U.S. economy raced through the first three months of 1998 at a 5.4% annualized pace then slowed to a more sustainable rate of growth in the spring, while core European economies grew at a moderate pace. Because economic conditions in the U.S. and western Europe compared favorably with chaotic events in Asia, demand soared for U.S.
Treasuries and bonds of
European countries such as Germany and France. As a result, the 30-year
Treasury bond yield, which moves in the opposite direction of its price, fell in June to its lowest level since regular sales of the securities began in
1977.

What Went Well.
-------------------------------------------------
A Proven Track Record.
We disagreed with the bullish outlook for Asian bonds that was prevalent in fixed-income markets earlier in the year. However, the cloud hovering over
Asia has a silver lining because it has helped quell global inflationary pressures as imports from countries such as Japan sell at bargain basement prices. Taken together, the Asian crisis and its deflationary impact on world economies led us to stick with better quality bonds such as those of Germany, the U.K., the U.S., Sweden and Denmark. This proved to be a wise choice since bonds from countries with a proven track record of timely interest and principal payments posted some of the best returns for the six-month period.

Bonds of the U.K. and U.S. also rallied as their respective currencies strengthened, while Moody's Investors Service's upgrade of the Swedish sovereign debt rating to AA2 from AA3 boosted that country's bonds. German bonds comprised our largest European position, accounting for 14% of the
Fund's total investments as of June 30, 1998. That was followed by Denmark
(7%) and the U.K. (5%). We took profits on some of our U.K. bonds because sterling will likely weaken as the British economy slips into recession.

Euro Wannabes.
Our very modest emerging markets exposure included bonds of Hungary, Poland and
Greece. Prices on these bonds rose (and yields fell) more in line with debt securities of countries that will participate in the single European currency or Euro that is slated to begin in January 1999.
Hungary, Poland and Greece are
expected to join in the next three to five years.

And Not So Well.
-------------------------------------------------
Russian Bear Stumbles.
Russian ruble-denominated bonds accounted for less than half of one percent of the Fund's total investments as of June 30. While our dollar-denominated
Russian sovereign bonds (0.8% of total
investments) were not directly affected
by the devaluation of the ruble, the Russian fixed-income market in general came under pressure as a result of the government's actions.

     Portfolio Composition.
Sectors expressed as a percentage of
  total investments as of 6/30/98.
            (CHART)

Five Largest Issuers.
18.0%  U.S. Treasury Bonds
10.0%  German Gov't Bonds
 7.0%  Danish Gov't Bonds
 5.0%  New South Wales
       Treasury Corp.
 4.3%  Spanish Gov't Bonds

Expressed as a percentage of net assetsas of 6/30/98.

Looking Ahead.
-------------------------------------------------
We believe that economic turmoil in Asia will
continue to infect other sectors
of the emerging markets. As a precautionary
measure, the Fund will likely
maintain a below average exposure to emerging
markets bonds, focusing on
eastern European countries that provide
incremental yield beyond that provided
by better quality bonds.
                                            1

President's Letter
August 4, 1998
--------------------------------------------------
-----------------------------
(PHOTO)
                          Managing Expectations.

Dear Shareholder:
For nearly eight years we've enjoyed above-average, double-digit returns from stocks--a bull market of unprecedented duration.
As a result, many of us have
grown accustomed to seeing the Dow Jones
Industrial Average, the S&P 500 and
other market indexes set new records. That's why the fluctuations normally seen in financial markets may take investors by surprise.

Although the media has given ample coverage to the factors that have caused concern in 1998, we'd like to remind you that there is also good news to report: the US economy is healthy and continues to grow. Inflation remains subdued and employment is strong.

Even with a sound economy, it isn't easy to maintain your investment discipline when the market is fluctuating. Here are some thoughts that may help:

- Manage Your Expectations. Experienced mutual fund investors understand that financial markets rise and fall. Over time, however, stocks and bonds have produced attractive returns that have kept ahead of inflation.

- Don't Invest Emotionally. If you have long-term
(several years or longer)
  investment goals, it may be counter-productive to sell an investment in reaction to short-term market fluctuation. Over the course of several years, it's not unusual for stocks and bonds to experience several periods of market uncertainty.

- Diversification Lessens Risk. Market sectors seldom move in tandem. A well-diversified portfolio that includes stock, bond, and money market mutual funds can lessen the effects of market volatility over time.

- We're On Your Side. Your Prudential professional can help you understand what's happening in the markets. He or she can assist you in making informed decisions based upon a thorough knowledge of your financial needs and long-term goals. Call your Prudential
professional today.

Thank you for your continued confidence in Prudential mutual funds. We'll do everything we can to keep you informed and to earn your trust.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities

Portfolio of Investments as of
PRUDENTIAL INTERMEDIATE GLOBAL
June 30, 1998 (Unaudited)
INCOME FUND, INC.
--------------------------------------------------
-----------------------------
--------------------------------------------------
-----------------------------

Principal
US$
Amount
Value
(000)                     Description
(Note 1)
--------------------------------------------------
----------
LONG-TERM INVESTMENTS--82.2%
--------------------------------------------------
----------
Australia--6.0%
A$      2,250   Federal National Mortgage
                   Association,
                   6.375%, 8/15/07
$  1,436,708
       10,900   New South Wales Treasury
                   Corporation,
                   6.50%, 5/1/06
7,031,541

------------

8,468,249
--------------------------------------------------
----------
Canada--4.1%
C$      1,750   British Columbia Provincial
                   Bond,
                   6.00%, 6/9/08
1,230,329
        2,300   Canadian Government Bond,
                   9.00%, 12/1/04
1,874,283
        3,800   Province of Quebec,
                   6.50%, 10/1/07
2,734,996

------------

5,839,608
--------------------------------------------------
----------
Denmark--7.0%
                Danish Government Bonds,
DKr    32,500   7.00%, 12/15/04
5,288,064
       26,500   8.00%, 3/15/06
4,601,183

------------

9,889,247
--------------------------------------------------
----------
Germany--14.2%
                German Government Bonds,
 DM    10,500   7.375%, 1/3/05
6,690,450
        5,300   6.00%, 1/5/06
3,168,948
        7,000   6.25%, 1/4/24
4,363,506
        4,000   Republic of Colombia,
                   7.25%, 12/21/00
2,276,612
        4,000   Tokyo Gas Co. Ltd.,
                   7.00%, 7/27/05
2,470,201
        2,000   United Mexican States,
                   8.125%, 9/10/04
1,194,170

------------

20,163,887
Greece--1.9%
                Hellenic Republic,
 GRD  545,000   12.70%, 12/31/03
$  1,821,976
      285,000   9.20%, 3/21/02, FRN,
926,103

------------

2,748,079
--------------------------------------------------
----------
Hungary--1.1%
                Hungarian Government Bonds,
HUF   200,000   16.50%, 7/24/99
914,046
      130,000   16.00%, 4/12/00
586,501

------------

1,500,547
--------------------------------------------------
----------
Netherlands--3.9%
                Dutch Government Bonds,
 NLG    7,000   7.00%, 6/15/05
3,907,784
        2,600   7.50%, 1/15/23
1,653,582

------------

5,561,366
--------------------------------------------------
----------
New Zealand--3.9%
NZ$     5,400   Federal National Mortgage
                   Association,
                   7.25%, 6/20/02
2,763,568
        2,700   International Bank of
                   Reconstruction Development
                   7.25%, 5/27/03
1,403,473
        2,500   New Zealand Government Bonds,
                   8.00%, 4/15/04
1,375,306

------------

5,542,347
--------------------------------------------------
----------
Russia--0.4%
                European Bank of Reconstruction
                   Development
RUB     4,100   31.00%, 5/5/00
414,341
        3,500   Zero Coupon, 5/28/02
112,287

------------

526,628

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     3

Portfolio of Investments as of
PRUDENTIAL INTERMEDIATE GLOBAL
June 30, 1998 (Unaudited)
INCOME FUND, INC.
--------------------------------------------------
-----------------------------
--------------------------------------------------
-----------------------------

Principal
US$
Amount
Value
(000)                     Description
(Note 1)
--------------------------------------------------
----------
Spain--4.3%
                Spanish Government Bonds,
Pts    250,000  10.30%, 6/15/02
$  1,963,721
      500,000   8.20%, 2/28/09
4,082,131

------------

6,045,852
--------------------------------------------------
----------
Sweden--2.3%
SEK    24,000   Swedish Government Bonds,
                   6.00%, 2/9/05
3,201,901
--------------------------------------------------
----------
United Kingdom--4.8%
BP        300   Republic of Argentina,
                   11.50%, 8/14/01
514,791
        6,100   UK Treasury Principal Strip
                   Series 1997 36 Class D,
                   Zero Coupon, 12/7/15
3,943,081
        1,300   Powergen PLC,
                   8.875%, 3/26/03
2,308,768

------------

6,766,640
--------------------------------------------------
----------
United States--28.3%
Corporate Bonds--0.5%
 US$      750   Romanian Commercial Bank,
                   9.125%, 3/10/00
721,875
--------------------------------------------------
----------
Sovereign Bonds--8.8%
          350   Banco Ganadero S.A.,
                   9.75%, 8/26/99
358,750
        1,100   Financiera Energetica Nacional
                   (Colombia),
                   9.00%, 11/8/99
1,105,500
        1,500   Ministry Of Finance, (Russia),
                   10.00%, 6/26/07
1,140,000
          750   Municipality of Rio De Janeiro,
                   10.375%, 7/12/99
750,000
         $950   Republic of Argentina, FRB,
                   6.625%, 3/31/05
$    838,375
        1,200   Republic of Brazil, IDU,
                   6.875%, 1/1/01
798,000
        1,500   Republic of Colombia,
                   7.25%, 2/23/04
1,417,500
        1,500   Republic of Croatia, FRN,
                   6.50%, 7/31/06
1,234,139
          500   Republic of Lithuania,
                   7.125%, 7/22/02
483,750
        2,000   Republic of Poland, FRN,
                   6.6875%, 10/27/24
1,965,000
          750   Sultan of Oman,
                   7.125%, 3/20/02
765,000
          500   Trinidad & Tobago Republic,
                   9.75%, 11/3/00
522,500
        1,000   United Mexican States,
                   9.75%, 2/6/01
1,040,000

------------

12,418,514
--------------------------------------------------
----------
Supranational Bonds--1.0%
        1,350   Corporacion Andina de Fomento,
                   7.375%, 7/21/00
1,383,075
--------------------------------------------------
----------
U.S. Government Securities--18.0%
                United States Treasury Bonds,
        7,000   6.125%, 9/30/00
7,086,380
        3,100   7.875%, 11/15/04
3,481,672
        2,600   6.25%, 2/15/07
2,722,694
        5,500   6.625%, 2/15/27
6,204,550
        6,000   United States Treasury Notes,
                   5.75%, 8/15/03
6,063,720

------------

25,559,016

------------

40,082,480

------------
                Total long-term investments
                   (cost US$119,126,734)
116,336,831

------------

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     4

Portfolio of Investments as of
PRUDENTIAL INTERMEDIATE GLOBAL
June 30, 1998 (Unaudited)
INCOME FUND, INC.
--------------------------------------------------
-----------------------------
--------------------------------------------------
-----------------------------

Principal
US$
Amount
Value
(000)                     Description
(Note 1)
--------------------------------------------------
----------
SHORT-TERM INVESTMENTS--17.7%
--------------------------------------------------
----------
Germany--2.3%
 DM     3,000   Deutsche Mark Time Deposit
                   Zero Coupon, 7/2/98
$  3,318,675
--------------------------------------------------
----------
Hungary--0.4%
                Hungarian Government Bond,
HUF   120,000   16.50%, 4/12/99
546,400
--------------------------------------------------
----------
Mexico--0.5%
 MXN    6,500   Mexican Cetes,
                   Zero Coupon, 9/17/98
644,323
--------------------------------------------------
----------
Poland--1.4%
                Polish Treasury Bills,
PLZ     2,000   Zero Coupon, 8/12/98
560,062
        3,000   Zero Coupon, 2/17/99
750,624
        1,000   Zero Coupon, 3/3/99
247,607
        1,600   Zero Coupon, 4/28/99
382,809

------------

1,941,102
--------------------------------------------------
----------
United States--13.1%
Repurchase Agreement--6.5%
US$     9,183   Joint Repurchase Agreement
                   Account,
                   5.722%, 7/01/98, (Note 5)
$  9,183,000
Sovereign Bonds--1.9%
         $750   National Bank of Romania,
                   9.75%, 6/25/99
$    752,813
        2,000   Petroleas Mexicano, FRN,
                   6.6875%, 3/8/99
1,970,000

------------

2,722,813
--------------------------------------------------
----------
U.S. Government Securities--4.7%
                United States Treasury Bonds,
        6,600   6.75%, 6/30/99
6,679,398

------------

18,585,211

------------
                Total short-term investments
                   (cost US$24,410,967)
25,035,711

------------
--------------------------------------------------
----------
Total Investments--99.9%
                (cost $143,537,701; Note 4)
141,372,542
                Other assets in excess of
                   liabilities--0.1%
207,025

------------
                Net Assets--100%
$141,579,567

------------

------------

---------------
Portfolio securities are classified according to
the securities
currency denomination.
FRB-Floating Rate Bond.
FRN-Floating Rate Note.
IDU-Interest Due and Unpaid Bonds.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     5

Statement of Assets and Liabilities
PRUDENTIAL INTERMEDIATE GLOBAL
(Unaudited)                              INCOME
FUND, INC.
--------------------------------------------------
------------------------------

Assets
June 30, 1998
Investments, at value (cost
$143,537,701).....................................
 ..............................      $141,372,542
Foreign currency, at value (cost
$149,160).........................................
 .........................           139,251
Cash..............................................
 ..................................................
 ........            60,117
Interest
receivable........................................
 .................................................
2,624,120
Forward currency contracts - net amount receivable
from
counterparties....................................
 ..           152,176
Receivable for investments
sold..............................................
 ...............................           136,055
Receivable for Fund shares
sold..............................................
 ...............................            80,899
Other
assets............................................
 ..................................................
 ..             2,702

-------------
   Total
assets............................................
 .................................................
144,567,862

-------------
Liabilities
Payable for investments
purchased.........................................
 ..................................
1,659,338
Payable for Fund shares
reacquired........................................
 ..................................
389,955
Forward currency contracts - net amount payable to
counterparties....................................
 .......           316,458
Accrued
expenses..........................................
 ..................................................
292,116
Dividends
payable...........................................
 ................................................
220,765
Management fee
payable...........................................
 ...........................................
88,312
Distribution fee
payable...........................................
 .........................................
21,351

-------------
   Total
liabilities.......................................
 .................................................
2,988,295

-------------
Net
Assets............................................
 ..................................................
 ....      $141,579,567

-------------

-------------
Net assets were comprised of:
   Common stock, at
par...............................................
 ......................................      $
17,724
   Paid-in capital in excess of
par...............................................
 ..........................       219,625,154

-------------

219,642,878
   Undistributed net investment
income............................................
 ..........................         1,698,181
   Accumulated net realized loss on
investments.......................................
 ......................       (77,319,015)
   Net unrealized depreciation on investments and
foreign
currencies........................................
(2,442,477)

-------------
Net assets, June 30,
1998..............................................
 .....................................
$141,579,567

-------------

-------------
Class A:
   Net asset value and redemption price per share
      ($130,018,276 / 16,277,351 shares of common
stock issued and
outstanding).............................
$7.99
   Maximum sales charge (3.00% of offering
price)............................................
 ...............               .25

-------------
   Maximum offering price to
public............................................
 .............................             $8.24

-------------

-------------
Class B:
   Net asset value, offering price and redemption
price per share
      ($7,785,819 / 973,918 shares of common stock
issued and
outstanding)..................................
$7.99

-------------

-------------
Class C:
   Net asset value, offering price and redemption
price per share
      ($237,490 / 29,707 shares of common stock
issued and
outstanding).....................................
$7.99

-------------

-------------
Class Z:
   Net asset value, offering price and redemption
price per share
      ($3,537,982 / 442,916 shares of common stock
issued and
outstanding)..................................
$7.99

-------------

-------------

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     6

PRUDENTIAL INTERMEDIATE GLOBALINCOME FUND, INC.
Statement of Operations (Unaudited)
--------------------------------------------------
----------

Six Months

Ended
Net Investment Income
June 30, 1998
Income
   Interest and discount earned...............   $
5,574,781
                                                 -
------------
Expenses
   Management fee.............................
544,120
   Distribution fee--Class A..................
100,221
   Distribution fee--Class B..................
31,166
   Distribution fee--Class C..................
810
   Transfer agent's fees and expenses.........
208,000
   Custodian's fees and expenses..............
105,000
   Reports to shareholders....................
53,000
   Registration fees..........................
34,000
   Legal fees and expenses....................
28,000
   Audit fee..................................
18,000
   Directors' fees and expenses...............
10,000
   Insurance..................................
1,000
   Miscellaneous..............................
7,416
                                                 -
------------
      Total expenses..........................
1,140,733
                                                 -
------------
Net investment income.........................
4,434,048
                                                 -
------------
Net Realized and Unrealized Gain
(Loss) on Investments and Foreign
Currency Transactions
Net realized gain (loss) on:
   Investment transactions....................
(831,958)
   Foreign currency transactions..............
3,084,988
                                                 -
------------

2,253,030
                                                 -
------------
Net change in unrealized
   appreciation/depreciation of:
   Investments................................
961,566
   Foreign currencies.........................
(1,572,094)
                                                 -
------------

(610,528)
                                                 -
------------
Net gain on investments and foreign
   currencies.................................
1,642,502
                                                 -
------------
Net Increase in Net Assets
Resulting from Operations.....................   $
6,076,550
                                                 -
------------
                                                 -
------------

PRUDENTIAL INTERMEDIATE GLOBAL INCOME FUND, INC.
Statement of Changes in Net Assets (Unaudited)
--------------------------------------------------
----------

                                   Six Months
                                     Ended
Year Ended
Increase (Decrease)                 June 30,
December 31,
in Net Assets                         1998
1997
Operations
   Net investment income........  $  4,434,048
$   10,957,986
   Net realized gain on
      investment and foreign
      currency transactions.....     2,253,030
6,474,761
   Net change in unrealized
      depreciation on
      investments and foreign
      currencies................      (610,528)
(10,226,220)
                                  ------------
--------------
   Net increase in net assets
      resulting from
      operations................     6,076,550
7,206,527
                                  ------------
--------------
Dividends and distributions
   (Note 1):
   Dividends from net investment
      income
      Class A...................    (4,104,642)
(10,144,701)
      Class B...................      (230,267)
(687,169)
      Class C...................        (6,001)
(13,331)
      Class Z...................       (93,138)
(112,785)
                                  ------------
--------------
                                    (4,434,048)
(10,957,986)
                                  ------------
--------------
   Distributions in excess of
      net investment income
      Class A...................      (185,269)
(4,226,324)
      Class B...................       (11,114)
(259,200)
      Class C...................          (287)
(6,585)
      Class Z...................        (3,875)
(77,678)
                                  ------------
--------------
                                      (200,545)
(4,569,787)
                                  ------------
--------------
Fund share transactions (net of
   share conversions) (Note 6)
   Net proceeds from shares
      sold......................     4,706,014
9,602,565
   Net asset value of shares
      issued in reinvestment of
      dividends and
      distributions.............     1,841,451
6,097,113
   Cost of shares reacquired....   (15,821,493)
(37,313,110)
                                  ------------
--------------
   Net decrease in net assets
      from Fund share
      transactions..............    (9,274,028)
(21,613,432)
                                  ------------
--------------
Total decrease..................    (7,832,071)
(29,934,678)
Net Assets
Beginning of period.............   149,411,638
179,346,316
                                  ------------
--------------
End of period(a)................  $141,579,567
$  149,411,638
                                  ------------
--------------
                                  ------------
--------------
---------------
(a) Includes undistributed net
    investment income of.........  $  1,698,181
$    1,577,820
                                  ------------
--------------

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     7

Notes to Financial Statements          PRUDENTIAL
INTERMEDIATE GLOBAL
(Unaudited)                            INCOME
FUND, INC.
--------------------------------------------------
-----------------------------
Prudential Intermediate Global Income Fund, Inc.,
(the 'Fund') was organized in
Maryland as a closed-end, nondiversified
management investment company and
commenced investment operations on May 26, 1988.
On October 4, 1991 the Fund
concluded operations as a closed-end investment
company and effective October 7,
1991, commenced operations as an open-end,
nondiversified investment company.
The Fund's investment objective is to maximize
total return, the components of
which are current income and capital appreciation,
by investing in a portfolio
consisting primarily of U.S. and foreign
government securities. The Fund will
also engage in certain hedging strategies to meet
its investment objective. The
ability of issuers of debt securities held by the
Fund to meet their obligations
may be affected by economic and political
developments in a specific country or
region.
--------------------------------------------------
----------
Note 1. Accounting Policies
The following is a summary of significant
accounting policies followed by the
Fund in the preparation of its financial
statements.
Security Valuation: In valuing the Fund's assets,
quotations of foreign
securities in a foreign currency are converted to
U.S. dollar equivalents at the
then current currency rate. Portfolio securities
that are actively traded in the
over-the-counter market, including listed
securities for which the primary
market is believed to be over-the-counter, are
valued at the mean between the
most recently quoted bid and asked prices provided
by an independent pricing
service or by principal market makers. Forward
currency exchange contracts are
valued at the current cost of covering or
offsetting the contract on the day of
valuation. Securities and assets for which market
quotations are not readily
available are valued at fair value as determined
in good faith by or under the
direction of the Board of Directors of the Fund.
Short-term securities which mature in more than 60
days are valued at current
market quotations. Short-term securities which
mature in 60 days or less are
valued at amortized cost which approximates market
value.
In connection with transactions in repurchase
agreements with U.S. financial
institutions, it is the Fund's policy that its
custodian or designated
subcustodians under triparty repurchase
agreements, as the case may be take
possession of the underlying collateral
securities, the value of which exceeds
the principal amount of the repurchase transaction
including accrued interest.
To the extent that any repurchase transaction
exceeds one business day, the
value of the collateral is marked-to-market on a
daily basis to ensure the
adequacy of the collateral. If the seller defaults
and the value of the
collateral declines or if bankruptcy proceedings
are commenced with respect to
the seller of the security, realization of the
collateral by the Fund may be
delayed or limited.
Foreign Currency Translation: The books and
records of the Fund are maintained
in U.S. dollars. Foreign currency amounts are
translated into U.S. dollars on
the following basis:
(i) market value of investment securities, other
assets and liabilities--at the
current rates of exchange;
(ii) purchases and sales of investment securities,
income and expenses--at the
rates of exchange prevailing on the respective
dates of such transactions.
Although the net assets of the Fund are presented
at the foreign exchange rates
and market values at the close of the period, the
Fund does not isolate that
portion of the results of operations arising as a
result of changes in the
foreign exchange rates from the fluctuations
arising from changes in the market
prices of the securities held at period-end.
Similarly, the Fund does not
isolate the effect of changes in foreign exchange
rates from the fluctuations
arising from changes in the market prices of long-
term debt securities sold
during the period. Accordingly, such realized
foreign currency gains and losses
are included in the reported net realized
gains/losses on investment
transactions.
Net realized gains on foreign currency
transactions represent net foreign
exchange gains and losses from sales and
maturities of short-term securities and
forward currency contracts, holding of foreign
currencies, currency gains or
losses realized between the trade and settlement
dates on securities
transactions, and the difference between the
amounts of interest and foreign
taxes recorded on the Fund's books and the U.S.
dollar equivalent amounts
actually received or paid. Net currency gains and
losses from valuing foreign
currency denominated assets (excluding
investments) and liabilities at
period-end exchange rates are reflected as a
component of net unrealized
depreciation on investments and foreign
currencies.
Foreign security and currency transactions may
involve certain considerations
and risks not typically associated with those of
U.S. companies as a result of,
among other factors, the possibility of political
or economic instability and
the level of governmental supervision and
regulation of foreign securities
markets.
Forward Currency Contracts: A forward currency
contract is a commitment to
purchase or sell a foreign currency at a future
date at a negotiated forward
rate. The Fund enters into forward currency
contracts in order to hedge its
exposure to changes in foreign currency exchange
rates on its
--------------------------------------------------
------------------------------
                                       8

Notes to Financial Statements          PRUDENTIAL
INTERMEDIATE GLOBAL
(Unaudited)                            INCOME
FUND, INC.
--------------------------------------------------
-----------------------------
foreign portfolio holdings or on specific
receivables and payables denominated
in a foreign currency. The contracts are valued
daily at current exchange rates
and any unrealized gain or loss is included in net
unrealized appreciation or
depreciation on investments. Gain or loss is
realized on the settlement date of
the contract equal to the difference between the
settlement value of the
original and renegotiated forward contracts. This
gain or loss, if any, is
included in net realized gain (loss) on foreign
currency transactions. Risks may
arise upon entering into these contracts from the
potential inability of the
counterparties to meet the terms of their
contracts.
Security Transactions and Net Investment Income:
Security transactions are
recorded on the trade date. Realized gains and
losses from security and currency
transactions are calculated on the identified cost
basis. Interest income is
recorded on the accrual basis. The Fund amortizes
discounts on purchases of debt
securities as adjustments to income. Expenses are
recorded on the accrual basis
which may require the use of certain estimates by
management.
Net investment income (other than distribution
fees), and unrealized and
realized gains or losses are allocated daily to
each class of shares based upon
the relative proportion of net assets of each
class at the beginning of the day.
Taxes: It is the Fund's policy to continue to meet
the requirements of the
Internal Revenue Code applicable to regulated
investment companies and to
distribute all of its taxable income to
shareholders. Therefore, no federal
income tax provision is required.
Withholding taxes on foreign interest have been
provided for in accordance with
the Fund's understanding of the applicable
country's tax rules and rates.
Dividends and Distributions: The Fund declares
dividends of net investment
income daily and pays monthly and makes
distributions at least annually of any
net capital gains. Dividends and distributions are
recorded on the ex-dividend
date.
Income distributions and capital gain
distributions are determined in accordance
with income tax regulations which may differ from
generally accepted accounting
principles. These differences are primarily due to
differing treatments for
foreign currency transactions.
Reclassification of Capital Accounts: The Fund
accounts for and reports
distributions to shareholders in accordance with
AICPA Statement of Position
93-2: Determination, Disclosure, and Financial
Statement Presentation of Income,
Capital Gain, and Return of Capital Distributions
by Investment Companies. The
effect of applying this Statement of Position was
to reclassify $320,906 of
foreign currency gains from accumulated net
realized loss on investments to
undistributed net investment income. Net
investment income, net realized gains
and net assets were not affected by this change.
--------------------------------------------------
----------
Note 2. Agreements
The Fund has a management agreement with
Prudential Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM has
responsibility for all
investment advisory services and supervises the
subadviser's performance of such
services. PIFM has entered into a subadvisory
agreement with The Prudential
Investment Corporation ('PIC'): PIC, through an
agreement with PRICOA Asset
Management Ltd. ('PRICOA'), furnishes investment
advisory services in connection
with the management of the Fund. PIFM pays for the
services of PIC (which in
turn pays PRICOA), the cost of compensation of
officers of the Fund, occupancy
and certain clerical and bookkeeping costs of the
Fund. The Fund bears all other
costs and expenses.
The management fee paid PIFM is computed daily and
payable monthly at an annual
rate of .75% of the Fund's average daily net
assets.
The Fund has a distribution agreement with
Prudential Securities Incorporated
('PSI'), which acts as the distributor of the
Class A, B, C and Z shares of the
Fund. The Fund compensates PSI for distributing
and servicing the Fund's Class
A, Class B and Class C shares, pursuant to plans
of distribution (the 'Class A,
B and C Plans'), regardless of expenses actually
incurred by PSI. The
distribution fees are accrued daily and payable
monthly. No distribution or
service fees are paid to PSI as distributor of the
Class Z shares of the Fund.
Effective July 1, 1998, Prudential Investment
Management Services LLC ('PIMS')
will become the distributor of the Fund and will
serve the Fund under the same
terms and conditions as under the arrangement with
PSI.
Pursuant to the Class A, B and C Plans, the Fund
compensates PSI for
distribution-related activities at an annual rate
of up to .30 of 1%, 1% and 1%,
of the average daily net assets of the Class A, B
and C shares, respectively.
Such expenses under the Plans were .15 of 1%, .75
of 1% and .75 of 1% of the
average daily net assets of the Class A, B and C
shares, respectively, for the
six months ended June 30, 1998.
PSI has advised the Fund that it has received
approximately $13,100 in front-end
sales charges resulting from sales of Class A
shares during the six months ended
June 30, 1998. From these fees, PSI paid such
sales charges to Pruco Securities
Corporation, an affiliated broker-dealer, which in
turn paid commissions to
salespersons and incurred other distribution
costs.
--------------------------------------------------
------------------------------
                                       9

Notes to Financial Statements          PRUDENTIAL
INTERMEDIATE GLOBAL
(Unaudited)                            INCOME
FUND, INC.
--------------------------------------------------
-----------------------------
PSI has advised the Fund that for the six months
ended June 30, 1998, it
received approximately $4,700 and $600 in
contingent deferred sales charges
imposed upon certain redemptions by Class B and C
shareholders, respectively.
PSI, PIFM, PIC, PIMS and PRICOA are indirect,
wholly owned subsidiaries of The
Prudential Insurance Company of America.
The Fund, along with other affiliated registered
investment companies (the
'Funds'), has a credit agreement (the 'Agreement')
with an unaffiliated lender.
The maximum commitment under the Agreement is
$200,000,000. Interest on any such
borrowings outstanding will be at market rates.
The purposes of the Agreement is
to serve as an alternative source of funding for
capital share redemptions. The
Fund has not borrowed any amounts pursuant to the
Agreement during the period
ended June 30, 1998. The Funds pay a commitment
fee at an annual rate of .055 of
1% on the unused portion of the credit facility.
The commitment fee is accrued
and paid quarterly on a pro rata basis by the
Funds. The Agreement expires on
December 29, 1998.
--------------------------------------------------
----------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a
wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent and during the
six months ended June 30,
1998, the Fund incurred fees of approximately
$158,000 for the services of PMFS.
As of June 30, 1998, fees of approximately $26,000
were due to PMFS. Transfer
agent fees and expenses in the Statement of
Operations include certain
out-of-pocket expenses paid to nonaffiliates.
--------------------------------------------------
----------
Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments for the six months ended June 30, 1998, aggregated
$27,247,649 and $40,249,647,
respectively.
At June 30, 1998, the Fund had outstanding forward currency contracts both to purchase and sell foreign currencies as follows:

                                   Value at
       Foreign Currency         Settlement Date
Current
      Purchase Contracts          Receivable
Value       Depreciation
------------------------------  ---------------
-----------   ---------------
New Zealand Dollars,
 expiring 7/30/98.............    $ 1,317,181
$ 1,332,733      $  15,552
                                ---------------
-----------   ---------------
                                ---------------
-----------   ---------------
                                   Value at
       Foreign Currency         Settlement Date
Current      Appreciation
        Sale Contracts              Payable
Value      (Depreciation)
------------------------------  ---------------
-----------   ---------------
Australian Dollars,
 expiring 7/30/98.............    $13,222,963
$13,511,853      $(288,890)
Czech Koruna,
 expiring 7/30/98.............      8,843,085
8,789,408         53,677
French Francs,
 expiring 7/30/98.............      6,097,184
6,066,890         30,294
Japanese Yen,
 expiring 7/30/98.............      1,317,181
1,344,749        (27,568)
Netherlands Guilders,
 expiring 7/30/98.............      9,961,200
9,908,547         52,653
                                ---------------
-----------   ---------------
                                  $39,441,613
$39,621,447      $(179,834)
                                ---------------
-----------   ---------------
                                ---------------
-----------   ---------------

The cost basis of investments for federal income
tax purposes is substantially
the same as for financial reporting purposes and,
accordingly, as of June 30,
1998 net unrealized depreciation for federal
income tax purposes was $2,165,159
(gross unrealized appreciation--$2,960,022 gross
unrealized
depreciation--$5,125,181).
For federal income tax purposes, the Fund has a
capital loss carryforward as of
December 31, 1997, of approximately $79,251,100 of
which $37,377,300 expires in
1999, $23,239,700 expires in 2000 and $18,634,100
expires in 2002. Accordingly,
no capital gains distribution is expected to be
paid to shareholders until net
gains have been realized in excess of the
aggregate of such amounts.
--------------------------------------------------
----------
Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered
investment companies, transfers
uninvested cash balances into a single joint
account, the daily aggregate
balance of which is invested in one or more
repurchase agreements collateralized
by U.S. Treasury or federal agency obligations. As
of June 30, 1998, the Fund
has a 0.74% undivided interest in the joint
account. The undivided interest for
the Fund represents $9,183,000 in the principal
amount. As of such date, each
repurchase agreement in the joint account and the
collateral therefor were as
follows:
Bear Stearns & Co. Inc., 5.85%, in the principal
amount of $345,000,000,
repurchase price $345,056,063, due 7/1/98. The
value of the collateral including
accrued interest is $353,215,323.
Goldman Sachs & Co., 5.20%, in the principal
amount of $206,264,000, repurchase
price $206,293,794, due 7/1/98. The value of the
collateral including accrued
interest is $210,389,609.
--------------------------------------------------
------------------------------
                                       10

Notes to Financial Statements          PRUDENTIAL
INTERMEDIATE GLOBAL
(Unaudited)                            INCOME
FUND, INC.
--------------------------------------------------
-----------------------------
Warburg Dillon Read, Inc., 5.93%, in the principal
amount of $345,000,000,
repurchase price $345,056,829, due 7/1/98. The
value of the collateral including
accrued interest is $352,174,874.
Salomon Smith Barney Inc., 5.70%, in the principal
amount of $345,000,000,
repurchase price $345,054,625, due 7/1/98. The
value of the collateral including
accrued interest is $352,383,850.
--------------------------------------------------
----------
Note 6. Capital
The Fund offers Class A, Class B, Class C and
Class Z shares. Class A shares are
sold with a front-end sales charge of up to 3.0%.
Class B shares are sold with a
contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year.
Class B shares will
automatically convert to Class A shares on a quarterly basis approximately five years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. There are 2 billion authorized shares of $.001 par value common stock divided equally into Class A,
B, C and Z shares. Transactions in shares of common stock were as follows:

Class A                               Shares
Amount
----------------------------------  ----------   -
-----------
Six months ended June 30, 1998:
Shares sold.......................    267,653    $
2,146,153
Shares issued in reinvestment of
  dividends and distributions.....    199,579
1,600,830
Shares reacquired.................  (1,698,729)
(13,610,116)
                                    ----------   -
-----------
Net decrease in shares outstanding
  before conversion...............  (1,231,497)
(9,863,133)
Shares issued upon conversion fro
  Class B.........................     93,526
749,855
                                    ----------   -
-----------
Net decrease in shares
  outstanding.....................  (1,137,971)
$(9,113,278)
                                    ----------   -
-----------
                                    ----------   -
-----------
Class A                               Shares
Amount
----------------------------------  ----------   -
-----------
Year ended December 31, 1997:
Shares sold.......................    542,213    $
4,459,760
Shares issued in reinvestment of
  dividends and distributions.....    653,586
5,300,167
Shares reacquired.................  (4,062,149)
(33,299,580)
                                    ----------   -
-----------
Net decrease in shares outstanding
  before conversion...............  (2,866,350)
(23,539,653)
Shares issued upon conversion from
  Class B.........................    389,219
3,195,679
                                    ----------   -
-----------
Net decrease in shares
  outstanding.....................  (2,477,131)
$(20,343,974)
                                    ----------   -
-----------
                                    ----------   -
-----------
Class B
----------------------------------
Six months ended June 30, 1998:
Shares sold.......................    108,508    $
869,885
Shares issued in reinvestment of
  dividends and distributions.....     18,475
148,266
Shares reacquired.................   (183,024)
(1,466,231)
                                    ----------   -
-----------
Net decrease in shares outstanding
  before conversion...............    (56,041)
(448,080)
Shares reacquired upon conversion
  into
  Class A.........................    (93,482)
(749,855)
                                    ----------   -
-----------
Net decrease in shares
  outstanding.....................   (149,523)
$(1,197,935)
                                    ----------   -
-----------
                                    ----------   -
-----------
Year ended December 31, 1997:
Shares sold.......................    279,325    $
2,295,924
Shares issued in reinvestment of
  dividends and distributions.....     73,534
596,963
Shares reacquired.................   (397,198)
(3,261,753)
                                    ----------   -
-----------
Net decrease in shares outstanding
  before conversion...............    (44,339)
(368,866)
Shares reacquired upon conversion
  into
  Class A.........................   (388,827)
(3,195,679)
                                    ----------   -
-----------
Net decrease in shares
  outstanding.....................   (433,166)
$(3,564,545)
                                    ----------   -
-----------
                                    ----------   -
-----------
Class C
----------------------------------
Six months ended June 30, 1998:
Shares sold.......................     12,879    $
103,266
Shares issued in reinvestment of
  dividends and distributions.....        628
5,040
Shares reacquired.................     (8,863)
(71,129)
                                    ----------   -
-----------
Net increase in shares
  outstanding.....................      4,644    $
37,177
                                    ----------   -
-----------
                                    ----------   -
-----------
Year ended December 31, 1997:
Shares sold.......................     19,602    $
161,438
Shares issued in reinvestment of
  dividends and distributions.....      2,366
19,170
Shares reacquired.................    (19,641)
(160,753)
                                    ----------   -
-----------
Net increase in shares
  outstanding.....................      2,327    $
19,855
                                    ----------   -
-----------
                                    ----------   -
-----------

--------------------------------------------------
------------------------------
                                       11

Notes to Financial Statements          PRUDENTIAL
INTERMEDIATE GLOBAL
(Unaudited)                            INCOME
FUND, INC.
--------------------------------------------------
-----------------------------

Class Z                                Shares
Amount
----------------------------------  ----------   -
-----------
Six months ended June 30, 1998:
Shares sold.......................    197,934    $
1,586,710
Shares issued in reinvestment of
  dividends and distributions.....     10,883
87,315
Shares reacquired.................    (84,149)
(674,017)
                                    ----------   -
-----------
Net increase in shares
  outstanding.....................    124,668    $
1,000,008
                                    ----------   -
-----------
                                    ----------   -
-----------
Year ended December 31, 1997:
Shares sold.......................    327,070    $
2,685,443
Shares issued in reinvestment of
  dividends and distributions.....     22,388
180,813
Shares reacquired.................    (72,134)
(591,024)
                                    ----------   -
-----------
Net increase in shares
  outstanding.....................    277,324    $
2,275,232
                                    ----------   -
-----------
                                    ----------   -
-----------

--------------------------------------------------
------------------------------
                                       12

PRUDENTIAL INTERMEDIATE GLOBAL
Financial Highlights (Unaudited)         INCOME
FUND, INC.
--------------------------------------------------
------------------------------

Class A
                                     -------------
--------------------------------------------------
------------
                                     Six Months
                                       Ended
Year Ended December 31,
                                      June 30,
--------------------------------------------------
----------
                                      1998(b)
1997(b)        1996       1995(b)        1994
1993
                                     ----------
--------     --------     --------     --------
--------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period........................     $   7.91
$   8.34     $   8.30     $   7.32     $   8.43
$   7.77
                                     ----------
--------     --------     --------     --------
--------
Income from investment operations
Net investment income............          .24
 .54          .56          .52          .50
 .59
Net realized and unrealized gain
   (loss) on investment and
   foreign currency
   transactions..................          .10
(.18)         .33         1.20        (1.09)
 .63
                                     ----------
--------     --------     --------     --------
--------
   Total from investment
      operations.................          .34
 .36          .89         1.72         (.59)
1.22
                                     ----------
--------     --------     --------     --------
--------
Less distributions
Dividends from net investment
   income........................         (.24)
(.54)        (.56)        (.52)        (.29)
(.48)
Distributions in excess of net
   investment income.............         (.02)
(.25)        (.29)        (.22)          --
--
Distributions from capital
   gains.........................           --
--           --           --         (.01)
(.08)
Tax return of capital
   distributions.................           --
--           --           --         (.22)
--
                                     ----------
--------     --------     --------     --------
--------
   Total distributions...........         (.26)
(.79)        (.85)        (.74)        (.52)
(.56)
                                     ----------
--------     --------     --------     --------
--------
Net asset value, end of period...     $   7.99
$   7.91     $   8.34     $   8.30     $   7.32
$   8.43
                                     ----------
--------     --------     --------     --------
--------
                                     ----------
--------     --------     --------     --------
--------
TOTAL RETURN(a):.................         4.12%
4.42%       11.13%       24.01%       (7.02)%
16.12%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
   (000).........................     $130,018
$137,799     $165,829     $181,985     $207,153
$320,406
Average net assets (000).........     $134,735
$153,168     $169,219     $200,759     $262,882
$355,018
Ratios to average net assets:
   Expenses, including
      distribution fees..........         1.54%(c)
1.41%        1.40%        1.40%        1.46%
1.41%
   Expenses, excluding
      distribution fees..........         1.39%(c)
1.26%        1.25%        1.25%        1.31%
1.26%
   Net investment income.........         6.14%(c)
6.62%        6.55%        6.09%        6.04%
7.42%
For Class A, B, C and Z shares:
   Portfolio turnover rate.......           20%
40%          45%         220%         554%
361%

---------------
(a) Total return does not consider the effect of
sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods less
than a full year are
    annualized.
(b) Calculated based upon average shares
outstanding during the period.
(c) Annualized.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     13

PRUDENTIAL INTERMEDIATE GLOBAL
Financial Highlights (Unaudited)           INCOME
FUND, INC.
--------------------------------------------------
------------------------------

Class B
                                     -------------
--------------------------------------------------
-------
                                     Six Months
                                       Ended
Year Ended December 31,
                                      June 30,
--------------------------------------------------
-----
                                      1998(b)
1997        1996       1995(b)      1994
1993
                                     ----------
-------     -------     -------     -------     --
-----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period........................      $ 7.92
$  8.34     $  8.31     $  7.33     $  8.44     $
7.79
                                        -----
-------     -------     -------     -------     --
-----
Income from investment operations
Net investment income............         .22
 .50         .53         .47         .45
 .54
Net realized and unrealized gain
   (loss) on investment and
   foreign currency
   transactions..................         .08
(.18)        .30        1.20       (1.09)
 .63
                                        -----
-------     -------     -------     -------     --
-----
   Total from investment
      operations.................         .30
 .32         .83        1.67        (.64)
1.17
                                        -----
-------     -------     -------     -------     --
-----
Less distributions
Dividends from net investment
   income........................        (.22)
(.50)       (.53)       (.47)       (.26)
(.44)
Distributions in excess of net
   investment income.............        (.01)
(.24)       (.27)       (.22)         --
--
Distributions from capital
   gains.........................          --
--          --          --        (.01)
(.08)
Tax return of capital
   distributions.................          --
--          --          --        (.20)         --
                                        -----
-------     -------     -------     -------     --
-----
   Total distributions...........        (.23)
(.74)       (.80)       (.69)       (.47)
(.52)
                                        -----
-------     -------     -------     -------     --
-----
Net asset value, end of period...      $ 7.99
$  7.92     $  8.34     $  8.31     $  7.33     $
8.44
                                        -----
-------     -------     -------     -------     --
-----
                                        -----
-------     -------     -------     -------     --
-----
TOTAL RETURN(a):.................        3.83%
3.80%      10.36%      23.25%      (7.69)%
15.29%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
   (000).........................      $7,786
$ 8,896     $12,987     $17,317     $22,906
$39,440
Average net assets (000).........      $8,380
$11,377     $15,491     $19,336     $31,835
$36,197
Ratios to average net assets:
   Expenses, including
      distribution fees..........        2.14%(c)
2.01%       2.00%       2.00%       2.07%
2.01%
   Expenses, excluding
      distribution fees..........        1.39%(c)
1.26%       1.25%       1.25%       1.31%
1.26%
   Net investment income.........        5.54%(c)
6.04%       5.94%       5.49%       5.44%
6.67%

---------------
(a) Total return does not consider the effect of
sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods less
than a full year are not
    annualized.
(b) Calculated based upon average shares
outstanding during the period.
(c) Annualized.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     14

PRUDENTIAL INTERMEDIATE GLOBAL
Financial Highlights (Unaudited)           INCOME
FUND, INC.
--------------------------------------------------
------------------------------

Class C                                    Class Z
                                     -------------
--------------------------------------------------
----     ----------

August 1,
                                     Six Months
1994(e)        Six Months
                                       Ended
Year Ended December 31,             Through
Ended
                                      June 30,
-----------------------------------     December
31,      June 30,
                                      1998(b)
1997(b)       1996         1995(b)          1994
1998(b)
                                     ----------
-------     ---------     ---------     ----------
--     ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period........................      $ 7.92
$ 8.34       $  8.31       $  7.33         $ 7.69
$ 7.92
                                        -----
-------     ---------     ---------         -----
-----
Income from investment operations
Net investment income............         .22
 .50           .53           .47            .14
 .25
Net realized and unrealized gain
   (loss) on investment and
   foreign currency
   transactions..................         .08
(.18)         .30          1.20           (.32)
 .08
                                        -----
-------     ---------     ---------         -----
-----
   Total from investment
      operations.................         .30
 .32           .83          1.67           (.18)
 .33
                                        -----
-------     ---------     ---------         -----
-----
Less distributions
Dividends from net investment
   income........................        (.22)
(.50)        (.53)         (.47)          (.10)
(.25)
Distributions in excess of net
   investment income.............        (.01)
(.24)        (.27)         (.22)            --
(.01)
Tax return of capital
   distributions.................          --
--            --            --           (.08)
--
                                        -----
-------     ---------     ---------         -----
-----
   Total distributions...........        (.23)
(.74)        (.80)         (.69)          (.18)
(.26)
                                        -----
-------     ---------     ---------         -----
-----
Net asset value, end of period...      $ 7.99
$ 7.92       $  8.34       $  8.31         $ 7.33
$ 7.99
                                        -----
-------     ---------     ---------         -----
-----
                                        -----
-------     ---------     ---------         -----
-----
TOTAL RETURN(a):.................        3.83%
3.80%       10.36%        23.25%         (2.44)%
4.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
   (000).........................      $  237
$  198       $   190       $    13         $
193(d)       $3,538
Average net assets (000).........      $  218
$  213       $   110       $    11         $
197(d)       $2,968
Ratios to average net assets:
   Expenses, including
      distribution fees..........        2.14%(c)
2.01 %        2.00%         2.00%
1.05%(c)        1.39%(c)
   Expenses, excluding
      distribution fees..........        1.39%(c)
1.26 %        1.25%         1.25%
 .30%(c)        1.39%(c)
   Net investment income.........        5.56%(c)
6.25 %        6.02%         5.49%
3.30%(c)        6.33%(c)


September 16,

1996(f)
                                    Year Ended
Through
                                   December 31,
December 31,
                                     1997(b)
1996
                                   ------------
-------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period........................     $ 8.34
$  8.39
                                       -----
-----
Income from investment operations
Net investment income............        .55
 .32
Net realized and unrealized gain
   (loss) on investment and
   foreign currency
   transactions..................       (.18)
 .12
                                       -----
-----
   Total from investment
      operations.................        .37
 .44
                                       -----
-----
Less distributions
Dividends from net investment
   income........................       (.55)
(.32)
Distributions in excess of net
   investment income.............       (.25)
(.17)
Tax return of capital
   distributions.................         --
--
                                       -----
-----
   Total distributions...........       (.80)
(.49)
                                       -----
-----
Net asset value, end of period...     $ 7.91
$  8.34
                                       -----
-----
                                       -----
-----
TOTAL RETURN(a):.................       4.57%
5.21%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
   (000).........................     $2,518
$   341
Average net assets (000).........     $1,668
$   142
Ratios to average net assets:
   Expenses, including
      distribution fees..........       1.26%
1.11%(c)
   Expenses, excluding
      distribution fees..........       1.26%
1.11%(c)
   Net investment income.........       6.76%
6.94%(c)

---------------
(a) Total return does not consider the effect of
sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of
less than a full year are not
    annualized.
(b) Calculated based upon average shares
outstanding during the period.
(c) Annualized.
(d) Figures are actual and not rounded to the
nearest thousand.
(e) Commencement of offering of Class C shares.
(f) Commencement of offering of Class Z shares.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     15

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
Mendel A. Melzer, CFA
Thomas T. Mooney
Stephen P. Munn
Richard A. Redeker
Robin B. Smith
Louis A. Weil, III
Clay T. Whitehead

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Marguerite E.H. Morrison, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

PRICOA Asset Management Ltd.
100 Piccadilly
London W1V9FN England

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June
30, 1998 were not audited and,
accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

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